SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - TAX AUDIT SETTLEMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Selling, general and administrative expenses - tax audit settlement gross	$ 5,442,000	$ 6,442,000
Patent dividend scheme amount	3,863,000	3,863,000
R&D tax credits	75,000
Interest credits	1,000,000
Penalties income	273,000
Provision	400,000
Selling, general and administrative expenses - tax audit settlement		5,042,000
Darnick Company [Member]
Disclosure of products and services [line items]
Payments for CEO Services		$ 1,231,000
Contribution amount in settlement	1,231,000
Increase in settlement amount due to depreciation	1,316,000
Repayments of borrowings	$ 177,000